UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07345

Natixis Funds Trust III

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

HARRIS ASSOCIATES FOCUSED VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value(†)
Common Stocks — 63.6% of Net Assets
	Beverages — 2.3%
43,600	Dr Pepper Snapple Group, Inc.(b)	$737,276

	Capital Markets — 11.2%
26,600	Franklin Resources, Inc.	1,432,942
80,000	Legg Mason, Inc.	1,272,000
40,000	Morgan Stanley	910,800

		3,615,742

	Commercial Services & Supplies — 2.4%
31,800	Cintas Corp.	786,096

	Computers & Peripherals — 3.7%
74,000	Teradata Corp.(b)	1,200,280

	Consumer Finance — 1.8%
92,800	Discover Financial Services	585,568

	Energy Equipment & Services — 2.1%
24,000	National-Oilwell Varco, Inc.(b)	689,040

	Health Care Equipment & Supplies — 2.4%
25,000	Hospira, Inc.(b)	771,500

	Hotels, Restaurants & Leisure — 2.6%
40,000	Starwood Hotels & Resorts Worldwide, Inc.	508,000
12,000	Yum! Brands, Inc.	329,760

		837,760

	Household Durables — 3.5%
44,500	Snap-On, Inc.	1,116,950

	Life Sciences Tools & Services — 5.9%
90,000	PerkinElmer, Inc.	1,149,300
20,000	Waters Corp.(b)	739,000

		1,888,300

	Oil, Gas & Consumable Fuels — 2.1%
21,500	XTO Energy, Inc.	658,330

	Personal Products — 2.4%
40,000	Avon Products, Inc.	769,200

	Professional Services — 3.3%
60,000	Robert Half International, Inc.	1,069,800

	Semiconductors & Semiconductor Equipment — 11.1%
180,000	Intel Corp.	2,709,000
84,000	National Semiconductor Corp.	862,680

		3,571,680

	Specialty Retail — 6.8%
26,000	Advance Auto Parts, Inc.	1,068,080
35,900	CarMax, Inc.(b)	446,596
31,000	Tiffany & Co.	668,360

		2,183,036

	Total Common Stocks (Identified Cost $32,043,030)	20,480,558

Principal Amount
Short-Term Investments — 34.0%
$10,938,323	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $10,938,323 on 4/01/2009, collateralized by $10,770,000 Federal Home Loan Mortgage Corp., 4.270% due 12/3/2013 valued at $11,158,797 including accrued interest(c) (Identified Cost $10,938,323)	$10,938,323

	Total Investments — 97.6% (Identified Cost $42,981,353)(a)	31,418,881
	Other assets less liabilities — 2.4%	765,431

	Net Assets — 100.0%	$32,184,312

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

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HARRIS ASSOCIATES FOCUSED VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $42,981,353 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$669,717
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,232,189)

Net unrealized depreciation	$(11,562,472)

At December 31, 2008, the Fund had a capital loss carryforward of approximately $14,515,570 which expires on December 31, 2016. At December 31, 2008 post-October capital loss deferrals were $6,699,689. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$31,418,881
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$31,418,881

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments as of March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

Net Asset Summary at March 31, 2009 (Unaudited)

Capital Markets	11.2%
Semiconductors & Semiconductor Equipment	11.1
Specialty Retail	6.8
Life Sciences Tools & Services	5.9
Computers & Peripherals	3.7
Household Durables	3.5
Professional Services	3.3
Hotels, Restaurants & Leisure	2.6
Commercial Services & Supplies	2.4
Health Care Equipment & Supplies	2.4
Personal Products	2.4
Beverages	2.3
Energy Equipment & Services	2.1
Oil, Gas & Consumable Fuels	2.1
Consumer Finance	1.8
Short-Term Investments	34.0

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%

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ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust III

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 26, 2009